Label	Element	Value
Nuveen Life Large Cap Value Fund | Nuveen Life Large Cap Value Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen Life Large Cap Value Fund